Employee Benefit Plans - Summary Represents the Activity Under the Stock Option Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Beginning balance, Number of Shares	20,808	20,808
Granted, Number of Shares	0	0
Exercised, Number of Shares	0	0
Forfeited, Number of Shares	(20,808)
Ending balance, Number of Shares		20,808
Beginning balance, Weighted Average Exercise Price	$ 16.67	$ 16.67
Granted, Weighted Average Exercise Price	0	0
Exercised, Weighted Average Exercise Price	0	0
Forfeited, Weighted Average Exercise Price	$ 16.67
Ending balance, Weighted Average Exercise Price		$ 16.67